UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2013 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Australia--6.1%
Dexus Property Group	2,023,160		1,979,808
Rio Tinto	26,026		1,246,519
Spark Infrastructure Group	1,374,450		2,180,908
Westfield Group	185,510		1,940,896
Westpac Banking	91,540		2,417,782
			9,765,913
Finland--1.6%
Kemira	47,770		723,147
Sampo, Cl. A	47,650		1,856,977
			2,580,124
France--10.0%
BNP Paribas	60,370		3,298,403
Cap Gemini	24,200		1,176,516
Dassault Systemes	7,150		874,648
Fonciere Des Regions	18,190		1,364,735
L'Oreal	7,170		1,178,263
Sanofi	42,160		4,369,327
Schneider Electric	22,470		1,629,986
Societe Generale	61,250		2,104,756
			15,996,634
Germany--9.0%
Allianz	12,920		1,887,733
Bayer	38,370		4,091,914
Continental	10,600		1,415,614
Deutsche Lufthansa	63,030	a	1,279,453
Fresenius & Co.	10,410		1,283,330
Gerresheimer	16,820		974,266
Siemens	34,880		3,525,411
			14,457,721
Hong Kong--2.2%
Sino Land	714,000		1,005,264
SJM Holdings	1,013,000		2,463,262
			3,468,526
Ireland--2.1%
CRH	81,010		1,639,686

Smurfit Kappa Group	101,190		1,689,881
			3,329,567
Italy--2.1%
Eni	76,590		1,573,153
Telecom Italia	2,707,170		1,881,692
			3,454,845
Japan--22.0%
Aisin Seiki	37,700		1,442,544
Astellas Pharma	22,700		1,233,646
Daito Trust Construction	17,000		1,602,642
Fuji Heavy Industries	99,000		2,440,563
Hitachi	416,000		2,671,829
INPEX	368		1,536,116
Isuzu Motors	259,000		1,773,150
ITOCHU	103,000		1,189,101
Japan Tobacco	68,400		2,417,241
KDDI	62,400		3,246,461
Mitsubishi	98,300		1,683,925
Nihon Kohden	34,100		1,303,075
Nippon Shokubai	107,000		1,095,029
Nitto Denko	23,700		1,524,561
Omron	37,000		1,101,270
Seven & I Holdings	55,400		2,024,854
Sumitomo Metal Mining	92,000		1,025,933
Sumitomo Mitsui Financial Group	81,700		3,748,084
THK	46,900		985,950
Toyo Suisan Kaisha	40,000		1,330,913
			35,376,887
Netherlands--5.9%
ING Groep	217,640	a	1,983,027
Koninklijke Philips Electronics	98,160		2,676,127
NXP Semiconductors	39,930	a	1,237,031
SBM Offshore	118,480	a	1,993,276
Unilever	38,390		1,511,844
			9,401,305
Norway--2.9%
DNB	120,120		1,739,207
Petroleum Geo-Services	84,690		1,062,398
Telenor	37,480		742,893
TGS Nopec Geophysical	37,854		1,099,909
			4,644,407

Singapore--.7%

United Overseas Bank	72,000		1,128,142

Spain--.9%
Red Electrica	26,340		1,448,553

Sweden--1.1%
Svenska Cellulosa, Cl. B	70,360		1,765,794

Switzerland--10.5%
ABB	101,200	a	2,197,461
Adecco	44,010	a	2,509,066
Cie Financiere Richemont, Cl. A	10,410		920,815
Novartis	57,020		4,050,651
Partners Group Holding	7,950		2,152,573
STMicroelectronics	166,800		1,502,646
Syngenta	4,250		1,663,014
Zurich Insurance Group	7,390	a	1,916,839
			16,913,065
United Arab Emirates--.2%
Dragon Oil	46,410		404,115

United Kingdom--20.7%
Aberdeen Asset Management	379,720		2,210,817
Barclays	756,570		3,204,157
BHP Billiton	37,670		963,694
Diageo	77,290		2,210,032
Drax Group	115,460		1,022,928
Experian	115,540		2,008,612
ITV	809,450		1,724,827
Kingfisher	362,000		1,888,514
National Grid	177,110		2,009,553
Prudential	92,210		1,507,662
Rexam	76,334		554,382
Rio Tinto	53,411		2,179,560
Rolls-Royce Holdings	98,920	a	1,706,140
Royal Dutch Shell, Cl. B	103,290		3,418,492
SABMiller	29,950		1,436,049
Unilever	32,380		1,310,999
Vodafone Group	937,200		2,677,694
WPP	72,350		1,234,664
			33,268,776
United States--.5%

iShares MSCI EAFE ETF	13,530	775,269

Total Common Stocks
(cost $147,373,003)		158,179,643

Preferred Stocks--.9%
Germany
ProSiebenSat.1 Media
(cost $1,011,671)	32,100	1,379,666

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $714,210)	714,210 [b]	714,210
Total Investments (cost $149,098,884)	99.8%	160,273,519
Cash and Receivables (Net)	.2%	318,844
Net Assets	100.0%	160,592,363

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $11,174,635 of which $20,099,994 related to appreciated investment securities and $8,925,359 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.3
Industrial	11.7
Health Care	10.8
Consumer Discretionary	10.4
Consumer Staples	9.5
Materials	8.9
Information Technology	7.0
Energy	6.9
Telecommunication Services	5.3
Utilities	4.1
Exchange-Traded Funds	.5
Money Market Investment	.4
99.8

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
7/2/2013 a	1,221,661	1,589,442	1,590,166	724

Sales:		Proceeds ($)

British Pound,
Expiring
7/2/2013 b	513,301	780,007	780,710	(703)

Japanese Yen,
Expiring
7/2/2013 c	11,667,439	117,509	117,639	(130)

Gross Unrealized Appreciation				724
Gross Unrealized Depreciation				(833)

Counterparties:

a	JPMorgan Chase Bank
b	Goldman Sachs International
c	UBS

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	157,404,374	-	-	157,404,374
Exchange-Traded Funds	775,269	-	-	775,269
Mutual Funds	714,210	-	-	714,210
Preferred Stocks+	1,379,666	-	-	1,379,666
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	724	-	724
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(833)	-	(833)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2013 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.8%
Lear	25,440		1,538,102
Thor Industries	26,300		1,293,434
			2,831,536
Banks--8.7%
Associated Banc-Corp	65,280		1,015,104
City National	26,307		1,667,075
Comerica	33,640		1,339,881
First Horizon National	94,975		1,063,720
Hancock Holding	4,980		149,749
SVB Financial Group	7,050	a	587,406
Synovus Financial	565,830		1,652,224
Webster Financial	45,820		1,176,658
			8,651,817
Capital Goods--6.3%
AGCO	17,840		895,390
Armstrong World Industries	27,940	a	1,335,253
Carlisle	22,710		1,415,060
Regal-Beloit	9,320		604,309
Snap-on	17,150		1,532,867
Titan International	31,870		537,647
			6,320,526
Commercial & Professional Services--4.4%
Clean Harbors	24,662	a	1,246,171
Equifax	17,430		1,027,150
Herman Miller	47,480		1,285,284
Robert Half International	26,380		876,607
			4,435,212
Consumer Durables & Apparel--4.0%
Brunswick	26,060		832,617
Deckers Outdoor	25,530	a	1,289,520
Lennar, Cl. A	25,420		916,137
Toll Brothers	30,020	a	979,553

			4,017,827
Consumer Services--2.6%
Cheesecake Factory	34,060		1,426,773
Hyatt Hotels, Cl. A	29,610	a	1,195,060
			2,621,833
Diversified Financials--4.1%
E*TRADE Financial	115,890	a	1,467,167
Legg Mason	27,910		865,489
Raymond James Financial	41,210		1,771,206
			4,103,862
Energy--5.5%
Cabot Oil & Gas	19,022		1,350,942
Helix Energy Solutions Group	64,970	a	1,496,909
McDermott International	32,600	a	266,668
Nabors Industries	61,970		948,761
Oceaneering International	19,110		1,379,742
			5,443,022
Exchange-Traded Funds--1.1%
iShares Russell 2000 Value ETF	12,230		1,050,557
Food & Staples Retailing--.9%
Casey's General Stores	14,480		871,117
Food, Beverage & Tobacco--2.2%
Darling International	40,580	a	757,223
Green Mountain Coffee Roasters	18,690	a	1,402,871
			2,160,094
Health Care Equipment & Services--10.2%
Air Methods	25,960		879,525
Allscripts Healthcare Solutions	102,550	a	1,326,997
HealthSouth	56,560	a	1,628,928
LifePoint Hospitals	27,820	a	1,358,729
MEDNAX	21,460	a	1,965,307
Omnicare	30,520		1,456,109
Universal Health Services, Cl. B	23,540		1,576,238
			10,191,833
Insurance--4.4%
Old Republic International	87,660		1,128,184
ProAssurance	21,300		1,111,008
Protective Life	30,300		1,163,823

W.R. Berkley	24,470		999,844
			4,402,859
Materials--3.4%
Allegheny Technologies	31,250		822,187
Cytec Industries	12,160		890,720
Louisiana-Pacific	30,270	a	447,693
Packaging Corporation of America	25,940		1,270,022
			3,430,622
Media--2.2%
DreamWorks Animation SKG, Cl. A	37,750	a	968,665
New York Times, Cl. A	108,210	a	1,196,803
			2,165,468
Pharmaceuticals, Biotech & Life Sciences--1.5%
Salix Pharmaceuticals	23,340	a	1,543,941
Real Estate--4.4%
BioMed Realty Trust	57,900	b	1,171,317
Corporate Office Properties Trust	27,890	b	711,195
Corrections Corporation of America	24,090	b	815,928
DCT Industrial Trust	119,150	b	851,922
Douglas Emmett	33,310	b	831,084
			4,381,446
Retailing--6.7%
American Eagle Outfitters	21,580		394,051
Best Buy	54,790		1,497,411
Children's Place Retail Stores	23,920	a	1,310,816
Finish Line, Cl. A	48,450		1,059,117
Guess?	36,480		1,131,974
Saks	92,840	a	1,266,338
			6,659,707
Semiconductors & Semiconductor Equipment--3.4%
Microchip Technology	26,890		1,001,652
Semtech	5,750	a	201,422
Skyworks Solutions	36,420	a	797,234
Teradyne	78,600	a	1,381,002
			3,381,310
Software & Services--10.8%
Akamai Technologies	23,090	a	982,479
CoreLogic	57,590	a	1,334,360

Global Payments	16,710		774,007
Jack Henry & Associates	21,400		1,008,582
MAXIMUS	9,740		725,435
MICROS Systems	31,190	a	1,345,848
Solera Holdings	22,730		1,264,925
Synopsys	39,505	a	1,412,304
Take-Two Interactive Software	91,150	a	1,364,516
Verint Systems	14,360	a	509,349
			10,721,805
Technology Hardware & Equipment--2.3%
InvenSense	36,370	a	559,371
IPG Photonics	8,250		501,022
Vishay Intertechnology	89,670	a	1,245,516
			2,305,909
Transportation--3.2%
Alaska Air Group	24,170	a	1,256,840
Landstar System	22,530		1,160,295
Werner Enterprises	30,710		742,261
			3,159,396
Utilities--4.8%
Great Plains Energy	39,050		880,187
Hawaiian Electric Industries	42,440		1,074,156
NiSource	31,090		890,418
Portland General Electric	31,150		952,879
UGI	26,260		1,027,029
			4,824,669
Total Common Stocks
(cost $80,599,249)			99,676,368

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $568,578)	568,578	[c]	568,578
Total Investments (cost $81,167,827)	100.5%		100,244,946
Liabilities, Less Cash and Receivables	(.5%)		(536,280)
Net Assets	100.0%		99,708,666

ETF - Exchange Traded Fund

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $19,077,119 of which $20,329,837 related to appreciated investment securities and $1,252,718 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.8
Health Care Equipment & Services	10.2
Banks	8.7
Retailing	6.7
Capital Goods	6.3
Energy	5.5
Utilities	4.8
Commercial & Professional Services	4.4
Insurance	4.4
Real Estate	4.4
Diversified Financials	4.1
Consumer Durables & Apparel	4.0
Materials	3.4
Semiconductors & Semiconductor Equipment	3.4
Transportation	3.2
Automobiles & Components	2.8
Consumer Services	2.6
Technology Hardware & Equipment	2.3
Food, Beverage & Tobacco	2.2
Media	2.2
Pharmaceuticals, Biotech & Life Sciences	1.5
Exchange-Traded Funds	1.1
Food & Staples Retailing	.9
Money Market Investment	.6
100.5

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	98,625,811	-	-	98,625,811
Exchange-Traded Funds	1,050,557	-	-	1,050,557
Mutual Funds	568,578	-	-	568,578

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)